Segmented information (Tables)	12 Months Ended
Dec. 31, 2022
Segment Reporting [Abstract]
Schedule of Results of Operations and Assets for Segments

	Year ended December 31, 2022
	Regulated Services Group	Renewable Energy Group	Corporate	Total
Revenue (1)(2)	$2,328,536	$350,939	$—	$2,679,475
Other revenue	55,732	28,447	1,501	85,680
Fuel, power and water purchased	824,670	41,826	—	866,496
Net revenue	1,559,598	337,560	1,501	1,898,659
Operating expenses	736,515	114,463	511	851,489
Administrative expenses	46,484	26,424	7,324	80,232
Depreciation and amortization	317,300	137,203	1,017	455,520
Asset impairment expense	—	159,568	—	159,568
Loss on foreign exchange	—	—	13,833	13,833
	459,299	(100,098)	(21,184)	338,017
Gain on sale of renewable assets	—	64,028	—	64,028
Operating income (loss)	459,299	(36,070)	(21,184)	402,045
Interest expense	(113,482)	(64,285)	(100,807)	(278,574)
Income (loss) from long-term investments	21,884	15,254	(502,344)	(465,206)
Other	(14,765)	(570)	(12,598)	(27,933)
Earnings (loss) before income taxes	$352,936	$(85,671)	$(636,933)	$(369,668)
Property, plant and equipment	$8,554,938	$3,360,687	$29,260	$11,944,885
Investments carried at fair value	1,984	1,342,223	—	1,344,207
Equity-method investees	56,199	310,103	15,500	381,802
Total assets	12,109,575	5,251,933	266,105	17,627,613
Capital expenditures	$908,676	$180,348	$—	$1,089,024
(1) Renewable Energy Group revenue includes $63,717 related to net hedging loss from energy derivative contracts and availability credits for the year ended December 31, 2022 that do not represent revenue recognized from contracts with customers.
(2) Regulated Services Group revenue includes $21,640 related to alternative revenue programs for the year ended December 31, 2022 that do not represent revenue recognized from contracts with customers.
21.Segmented information (continued)

	Year ended December 31, 2021
	Regulated Services Group	Renewable Energy Group	Corporate	Total
Revenue (1)(2)	$1,944,171	$256,633	$—	$2,200,804
Other revenue	53,441	18,339	1,558	73,338
Fuel and power purchased	682,602	31,313	—	713,915
Net revenue	1,315,010	243,659	1,558	1,560,227
Operating expenses	597,850	104,262	16	702,128
Administrative expenses	37,179	28,298	1,249	66,726
Depreciation and amortization	280,452	121,414	1,097	402,963
Loss on foreign exchange	—	—	4,371	4,371
	399,529	(10,315)	(5,175)	384,039
Gain on sale of renewable assets	—	29,063	—	29,063
Operating income (loss)	399,529	18,748	(5,175)	413,102
Interest expense	(93,411)	(71,598)	(44,545)	(209,554)
Income (loss) from long-term investments	18,306	84,046	(128,809)	(26,457)
Other	(24,177)	(2,956)	(7,726)	(34,859)
Earnings (loss) before income taxes	$300,247	$28,240	$(186,255)	$142,232
Property, plant and equipment	$7,394,151	$3,615,915	$32,380	$11,042,446
Investments carried at fair value	2,296	1,846,160	—	1,848,456
Equity-method investees	37,492	375,460	20,898	433,850
Total assets	10,524,466	6,123,888	149,149	16,797,503
Capital expenditures	$998,855	$338,637	$7,553	$1,345,045
(1) Renewable Energy Group revenue includes $57,018 related to net hedging loss from energy derivative contracts for the year ended December 31, 2021 that do not represent revenue recognized from contracts with customers.
(2) Regulated Services Group revenue includes $19,043 related to alternative revenue programs for the year ended December 31, 2021 that do not represent revenue recognized from contracts with customers.

Schedule of Information on Operations by Geographic Area	Information on operations by geographic area is as follows:

	2022	2021
Revenue
United States	$2,232,959	$1,790,539
Canada	175,005	157,854
Other regions	357,191	325,749
	$2,765,155	$2,274,142
Property, plant and equipment
United States	$10,351,736	$9,464,716
Canada	848,560	882,454
Other regions	744,589	695,276
	$11,944,885	$11,042,446
Intangible assets
United States	$18,818	$23,575
Canada	19,038	21,780
Other regions	58,827	59,761
	$96,683	$105,116